Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 Capital	$ 80,841	$ 82,317
Tier 1 Capital	90,988	92,752
Total Capital	102,973	103,648
Risk-weighted assets used in the calculation of capital ratios	$ 602,825	$ 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	13.40%	14.40%
Tier 1 Capital ratio	15.10%	16.20%
Total Capital ratio	17.10%	18.10%
Leverage ratio	4.30%	4.40%
TLAC Ratio	30.60%	32.70%
TLAC Leverage Ratio	8.70%	8.90%